INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 12, 2023	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Earnings and Comprehensive Income
Revenue		$ 7,384	$ 6,331	[1]
Finance costs and other		(561)	(466)
Income tax expense		(154)	413
Earnings attributable to common shareholders		1,874	1,776	[1]
Net Income Attributable To Pembina		1,864	1,776	[1]
Statement of financial position [abstract]
Cash and cash equivalents		141	151		$ 107
Non-current assets		34,394	29,985
Other non-current liabilities		183	83
PGI
Earnings and Comprehensive Income
Revenue		1,676	1,584
Expenses		(522)	(547)
Depreciation and amortization		(368)	(356)
Interest expense		(253)	(259)
Finance costs and other		(39)	(8)
Income tax expense		(122)	(67)
Earnings attributable to common shareholders		372	347
Net Income Attributable To Pembina		227	226
Statement of financial position [abstract]
Cash and cash equivalents		0	8
Other current assets		501	521
Non-current assets		13,033	12,342
Other current liabilities		47	39
Other non-current liabilities		6,913	6,032
PGI | Current liabilities
Statement of financial position [abstract]
Trade payables and other		210	199
PGI | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		129	102
Alliance
Earnings and Comprehensive Income
Revenue		252	885
Expenses		(81)	(330)
Depreciation and amortization		(40)	(151)
Interest expense		(11)	(42)
Finance costs and other		2	7
Income tax expense		0	(1)
Earnings attributable to common shareholders		122	368
Net Income Attributable To Pembina		42	109
Statement of financial position [abstract]
Cash and cash equivalents		0	74
Other current assets		0	112
Non-current assets		0	1,532
Other current liabilities		0	79
Other non-current liabilities		0	810
Alliance | Current liabilities
Statement of financial position [abstract]
Trade payables and other		0	51
Alliance | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		0	8
Aux Sable
Earnings and Comprehensive Income
Revenue		329	798
Expenses		(238)	(919)
Depreciation and amortization		(13)	(49)
Interest expense		0	(1)
Finance costs and other		0	0
Income tax expense		0	0
Earnings attributable to common shareholders		78	(171)
Net Income Attributable To Pembina		33	(16)
Statement of financial position [abstract]
Cash and cash equivalents		0	19
Other current assets		0	85
Non-current assets		0	696
Other current liabilities		0	31
Other non-current liabilities		0	123
Aux Sable | Current liabilities
Statement of financial position [abstract]
Trade payables and other		0	74
Aux Sable | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		0	0
Cedar LNG
Earnings and Comprehensive Income
Revenue		0	0
Expenses		(3)	(17)
Depreciation and amortization		0	0
Interest expense		0	0
Finance costs and other		47	0
Income tax expense		0	0
Earnings attributable to common shareholders		44	(17)
Net Income Attributable To Pembina		22	(9)
Statement of financial position [abstract]
Cash and cash equivalents		79	0
Other current assets		3	0
Non-current assets		1,665	161
Other current liabilities		0	1
Other non-current liabilities		1,048	0
Cedar LNG | Current liabilities
Statement of financial position [abstract]
Trade payables and other		7	64
Cedar LNG | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		0	0
Other
Earnings and Comprehensive Income
Revenue		44	49
Expenses		(20)	(24)
Depreciation and amortization		(14)	(15)
Interest expense		(1)	(1)
Finance costs and other		(1)	(3)
Income tax expense		0	0
Earnings attributable to common shareholders		8	6
Net Income Attributable To Pembina		4	6
Statement of financial position [abstract]
Cash and cash equivalents		4	17
Other current assets		5	5
Non-current assets		86	92
Other current liabilities		3	3
Other non-current liabilities		22	25
Other | Current liabilities
Statement of financial position [abstract]
Trade payables and other		3	10
Other | Non-Current Liabilities
Statement of financial position [abstract]
Trade payables and other		$ 0	$ 0
Alliance, Aux Sable, And NRGreen
Statement of financial position [abstract]
Ownership interest in joint venture		100.00%
Ruby
Statement of financial position [abstract]
Ownership interest in joint venture	50.00%

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies